Provisions for employee benefits - Plan assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement
Cash and cash equivalents	€ 117	€ 32
Equity securities	38	39
Debt securities	297	388
Real estate	8	7
Derivatives	2	2
Investment funds	76	79
Assets held by insurance company	23	20
Other	87	65
Total	648	632
Level 1
Statement
Cash and cash equivalents	117	32
Equity securities	38	39
Debt securities	297	388
Real estate	8	7
Derivatives	2	2
Investment funds	76	79
Assets held by insurance company	20	17
Other	87	65
Total	645	629
Level 2 and 3 of fair value hierarchy
Statement
Assets held by insurance company	3	3
Total	€ 3	€ 3